Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2013	$ 17,287	$ 86	$ 16,700	$ (469)	$ 970
Redemption of common stock	(1,390)	(11)	(895)	(484)
Capital contributions from MetLife, Inc.	933		933
Dividends paid to MetLife, Inc.	(155)			(155)
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital	(40)		(40)
Net income (loss)	807			807
Other comprehensive income (loss), net of income tax	1,652				1,652
Ending Balance at Dec. 31, 2014	19,094	75	16,698	(301)	2,622
Capital contributions from MetLife, Inc.	202		202
Dividends paid to MetLife, Inc.	(500)			(500)
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital	(50)		(50)
Net income (loss)	918			918
Other comprehensive income (loss), net of income tax	(1,028)				(1,028)
Ending Balance at Dec. 31, 2015	18,636	75	16,850	117	1,594
Capital contributions from MetLife, Inc.	1,637		1,637
Dividends paid to MetLife, Inc.	(261)			(261)
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital	(26)		(26)
Net income (loss)	(2,775)			(2,775)
Other comprehensive income (loss), net of income tax	(346)				(346)
Ending Balance at Dec. 31, 2016	$ 16,865	$ 75	$ 18,461	$ (2,919)	$ 1,248